Risk Management (Details 4)	12 Months Ended
Dec. 31, 2024
Banco Santander Brasil S/A [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Brazilian Federal Savings Bank [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Bradesco S/A [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco BV [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco BTG Pactual S/A [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Fitch [Member] | Banco do Brasil S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco Bradesco S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco Itau Unibanco S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco BTG Pactual S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Moodys [Member] | Banco do Brasil S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco Santander Brasil S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco Bradesco S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco Itau Unibanco S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Moodys [Member] | Banco BV [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA+.br
Moodys [Member] | Banco BTG Pactual S/A [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br